KRANESHARES TRUST

KraneShares China Internet and Covered Call Strategy ETF (the “Fund”)

Supplement dated January 15, 2025 to the currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information, as each may be supplemented or amended, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus, Statutory Prospectus (together, the “Prospectus”) and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information dated August 1, 2024, as each may be supplemented or amended.

Effective January 27, 2025, the name of the KraneShares China Internet and Covered Call Strategy ETF is changed to KraneShares KWEB Covered Call Strategy ETF. Accordingly, all references to the KraneShares China Internet and Covered Call Strategy ETF are replaced with KraneShares KWEB Covered Call Strategy ETF in the Prospectus and Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.